Business developments - Share transactions (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Additional share information
Issuance of common shares	203,000,000	0	0
Issued shares (in shares)	2,650,747,720	2,447,747,720	2,556,011,720		2,556,011,720
Series A MCNs [Member]
Additional share information
Issuance of common shares	100,000,000
MCNs principal amount				SFr 865
Series B MCNs [Member]
Additional share information
Issuance of common shares	103,000,000
MCNs principal amount				SFr 891